Concentration risk (Tables)	12 Months Ended
Dec. 31, 2023
Concentration Risk
Schedule of major customers

	For the year ended 31 December
	2023	2022	2023	2022	2023	2022
	Revenue		Percentage of revenue		Trade receivables
	USD	USD	%	%	USD	USD
Customer A	9,007,223	8,677,589	57	64	804,952	815,148
Customer B	2,332,646	*	15	*	-	302,309
	11,339,869	8,677,589	72	64	804,952	1,117,457

*	represent percentage less than 10%

Schedule of major venders
	For the year ended 31 December
	2023	2022	2023	2022	2023	2022
	Cost of sales		Percentage of cost of sales		Trade payables
	USD	USD	%	%	USD	USD
Vendor A	*	*	*	*	-	158,769

*	represent percentage less than 10%